Convertible Preference Shares Liabilities (Details) - Schedule of Convertible Preference Share Liabilities - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Convertible Preference Share Liabilities [Abstract]
Balance at beginning	18,000
Balance at beginning	$ 7,767,238
Convertible preference share liabilities issued	10,000	25,000
Convertible preference share liabilities issued	$ 6,007,337	$ 14,067,712
Convertible preference share liabilities exercised	(13,114)	(7,000)
Convertible preference share liabilities exercised	$ (6,855,259)	$ (5,214,962)
Change in fair value
Change in fair value	$ 7,651,652	$ (1,085,512)
Balance at ending	14,886	18,000
Balance at ending	$ 14,570,968	$ 7,767,238